Note 14 - Financial Instruments - Assets and Liabilities (Details) - Dec. 31, 2019	USD ($)	MXN ($)
Statement Line Items [Line Items]
Financial assets	$ 1,728,210	$ 97,257
Financial liabilities	3,313,473	141,692
Net assets	(1,585,263)	(44,435)
Financial liabilities at amortised cost, category [member] | Trade and other payables [member]
Statement Line Items [Line Items]
Financial liabilities	341,170	141,692
Financial liabilities at amortised cost, category [member] | Gold loan payable [member]
Statement Line Items [Line Items]
Financial liabilities	2,541,338
Financial liabilities at amortised cost, category [member] | Derivative financial liabilities [member]
Statement Line Items [Line Items]
Financial liabilities	430,965
Loans and receivables, category [member] | Cash and cash equivalents [member]
Statement Line Items [Line Items]
Financial assets	151,844	97,257
Loans and receivables, category [member] | Gold in trust [member]
Statement Line Items [Line Items]
Financial assets	$ 1,576,366